Goodwill and Other Intangible Assets - Allocation of Goodwill by Reportable Segment (Detail) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Wireless [Member] Predecessor [Member]	Dec. 31, 2013 Wireless [Member] Successor [Member]	Dec. 31, 2011 Wireless [Member] Successor [Member]	Dec. 31, 2012 Wireless [Member] Successor [Member]	Dec. 31, 2011 Wireless [Member] Successor [Member]	Dec. 31, 2010 Enterprise [Member] Predecessor [Member]	Dec. 31, 2013 Enterprise [Member] Successor [Member]	Dec. 31, 2012 Enterprise [Member] Successor [Member]	Dec. 31, 2011 Enterprise [Member] Successor [Member]	Dec. 31, 2010 Broadband [Member] Predecessor [Member]	Dec. 31, 2013 Broadband [Member] Successor [Member]	Dec. 31, 2012 Broadband [Member] Successor [Member]	Dec. 31, 2011 Broadband [Member] Successor [Member]
Goodwill [Line Items]
Preliminary purchase price allocations					$ 23,000,000										$ 23,000,000
Elimination of predecessor goodwill								(994,000,000)					(839,500,000)				(20,900,000)				(133,600,000)
Goodwill allocated to BiMetals sale					(6,500,000)														(6,500,000)
Adjustments to purchase price allocations							(10,500,000)	1,565,400,000				(4,500,000)	830,100,000			(2,400,000)	638,900,000			(3,600,000)	96,400,000
Foreign exchange					(3,700,000)		500,000	(1,300,000)		(3,700,000)		500,000	(1,300,000)
Goodwill, gross					1,566,900,000	1,564,100,000	1,554,100,000	1,564,100,000		821,100,000	828,800,000	824,800,000	828,800,000		659,500,000	636,500,000	638,900,000		86,300,000	92,800,000	96,400,000
Impairment	(36,200,000)	0	(80,200,000)		(36,200,000)	(80,200,000)					(80,200,000)								(36,200,000)
Accumulated impairment charges					(116,400,000)	(80,200,000)	(80,200,000)	(80,200,000)		(80,200,000)	(80,200,000)	(80,200,000)	(80,200,000)						(36,200,000)
Goodwill, net				$ 994,000,000	$ 1,450,506,000		$ 1,473,932,000		$ 839,500,000	$ 740,900,000				$ 20,900,000	$ 659,500,000			$ 133,600,000	$ 50,100,000